Significant Accounting Policies [Text Block] (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make judgments, assumptions and estimates that affect the amounts reported in the Company’s financial statements and accompanying notes. Significant estimates in the financial statements have been made for revenue, accounts receivable and allowance for doubtful accounts, accounting for income taxes, depreciation of property and equipment and stock-based compensation. Actual results could differ materially from those estimates.

Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make judgments, assumptions and estimates that affect the amounts reported in the Company’s consolidated financial statements and accompanying notes. Significant estimates in the consolidated financial statements have been made for revenue, accounts receivable and allowance for doubtful accounts, accounting for income taxes, depreciation of property and equipment and stock-based compensation. Actual results could differ materially from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash is comprised of cash on hand and deposits in banks. The Company considers all highly liquid investments with a maturity at date of purchase of three months or less to be cash equivalents, which, at September 30, 2016, are comprised of money market funds.

Cash and Cash Equivalents

Cash is comprised of cash on hand and deposits in banks. The Company considers all highly liquid investments with a maturity at date of purchase of three months or less to be cash equivalents, which, at December 31, 2015, are comprised of money market funds. At December 31, 2014, the Company had $50,000 in a restricted money market account that was held as cash collateral against an outstanding letter of credit for security on a lease. The restriction was removed during 2015 and the cash balance transferred into the Company’s money market account.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]

Accounts Receivable, Contractual Allowances and Allowance for Doubtful Accounts

Accounts receivable are recorded net of contractual allowances and an allowance for doubtful accounts. At September 30, 2016 and December 31, 2015, accounts receivable were $733,000 and $394,000, respectively, and are net of contractual allowances of $3.1 million and $2.1 million, respectively. The Company estimates an allowance for doubtful accounts based on the aging of the accounts receivable and the historical collection experience for each type of payor. Account balances are charged-off against the allowance when it is probable the receivable will not be recovered.

During the three months ended September 30, 2016 and 2015, the Company recognized $7,000 and $4,000, respectively, in bad debt expense. During the nine months ended September 30, 2016 and 2015, the Company recognized $8,000 and $32,000, respectively, in bad debt expense. At September 30, 2016 and December 31, 2015, allowances for doubtful accounts were $10,000 and $0, respectively.

Accounts Receivable, and Contractual Allowances and Allowance for Doubtful Accounts

Accounts receivable are recorded net of contractual allowances and an allowance for doubtful accounts. At December 31, 2015 and 2014, contractual allowances were $2.1 million and $1.5 million, respectively. The Company estimates an allowance for doubtful accounts based on the aging of the accounts receivable and the historical collection experience for each type of payor. Account balances are charged-off against the allowance when it is probable the receivable will not be recovered.

During the years ended December 31, 2015 and 2014, the Company recognized $33,000 and $177,000 in bad debt expense, respectively. At December 31, 2015 and 2014, there were no allowances for doubtful accounts.

Inventory, Policy [Policy Text Block]	Inventory Inventory, which consists entirely of raw materials, and includes laboratory materials and supplies, is valued at the lower of cost or market using the first-in, first-out (“FIFO”) method.	Inventory Inventory, which consists entirely of raw materials, and includes laboratory materials and supplies, is valued at the lower of cost or market using the first-in, first-out (“FIFO”) method.
Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment is carried at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, which range from three to ten years. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long Lived Assets

Long-lived assets, consisting of property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable based on undiscounted cash flows. If long-lived assets are impaired, an impairment loss is recognized and is measured as the amount by which the carrying value exceeds the estimated fair value of the assets. No impairment charges were recorded during the years ended December 31, 2015 or 2014.

Deferred Charges, Policy [Policy Text Block]

Deferred Offering Costs

During the year ended December 31, 2014, the Company incurred $47,000 in direct costs related to its anticipated public offering of common stock. These costs were deferred and recorded as a long-term asset at December 31, 2014 and reclassified as a reduction to additional paid-in capital upon completion of the 2015 Offering.

Lease, Policy [Policy Text Block]

Deferred Rent

Where rent abatements are made available to the Company under the terms of a lease agreement, the abatements are accounted for as a reduction of rent expense over the life of the lease and rent expense is recognized on a straight-line basis over the entire term of the lease. The cumulative difference between actual rent payments and recognized rental expense is recorded as deferred rent in the consolidated balance sheets.

Revenue Recognition

Revenue Recognition

Revenues that are derived from testing services are recognized in accordance with revenue recognition accounting guidance, which requires that four basic criteria be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the client or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured.

Revenues are recorded on an accrual basis when the contractual obligations are completed as tests are processed through the Company’s laboratory and test results are delivered to ordering physicians. Revenues are billed to various payors, including Medicare, contracted insurance companies, directly billed customers (UAMS, pharmaceutical companies, reference laboratories and hospitals) and non-contracted insurance companies. Revenues from Medicare, contracted insurance companies and directly billed customers are reported based on the contractual rate. The difference between the amounts billed and the contractual rates from Medicare and contracted insurance companies are recorded as contractual allowances at the same time the revenue is recognized, to arrive at reported net revenue. The contractual rate is based on established agreed upon rates between the Company and the respective payor. Directly billed customers are invoiced at the contractual rate by the Company. Revenues from non-contracted insurance companies are reported based on the amount expected to be collected, which is based on the historical collection experience of each payor or payor group, as appropriate, and anticipated effects of changes in the healthcare industry, if any. The difference between the amount billed and the amount estimated to be collected from non-contracted insurance companies is recorded as a contractual allowance at the same time the revenue is recognized, to arrive at reported net revenue. The Company does not record revenue from individuals for billings until cash is collected; as collectability is not assured at the time services are provided, therefore there are no accounts receivable from self-payors. Gross revenues from individuals have been immaterial to date.

The Company’s estimates of net revenue for non-contracted insurance companies are subject to change based on the contractual status and payment policies of the third-party payors with whom the Company deals. The Company regularly refines its estimates in order to make estimated revenue as accurate as possible based on its most recent collection experience with each third-party payor. The Company regularly reviews its historical collection experience for non-contracted payors and anticipated changes in the healthcare industry and adjusts expected revenues for current and subsequent periods accordingly. During the three and nine months ended September 30, 2016, net favorable changes in estimates were recorded to revenue related to non-contracted revenues recorded in the prior year of $6,000 and $229,000, respectively. During the three and nine months ended September 30, 2015, net unfavorable changes in estimates were recorded to revenue related to non-contracted revenues recorded in the prior year of $64,000 and $137,000, respectively.

The table below shows the adjustments made to gross revenues to arrive at net revenues, the amount reported in the statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Gross revenues	$2,238	$1,335	$6,397	$4,089
Less: contractual allowances	(1,349)	(834)	(3,816)	(2,210)

Net revenue	$889	$501	$2,581	$1,879

Contractual allowances as a percentage of gross revenues	60%	62%	60%	54%

The increase in the contractual allowances is due to an increase in the volume of tests billed to third-party payors including non-contracted payors for which Signal estimates net revenues based on historical collections.

Revenue Recognition

Revenues that are derived from testing services are recognized in accordance with revenue recognition accounting guidance, which requires that four basic criteria be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the client or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured.

Revenues are recorded on an accrual basis when the contractual obligations are completed as tests are processed through the Company’s laboratory and test results are delivered to ordering physicians. Revenues are billed to various payors, including Medicare, contracted insurance companies, directly billed customers (UAMS, pharmaceutical companies, reference laboratories and hospitals) and non-contracted insurance companies. Revenues from Medicare, contracted insurance companies and directly billed customers are reported based on the contractual rate. The difference between the amounts billed and the contractual rates from Medicare and contracted insurance companies are recorded as contractual allowances at the same time the revenue is recognized, to arrive at reported net revenue. The contractual rate is based on established agreed upon rates between the Company and the respective payor. Directly billed customers are invoiced at the contractual rate by the Company. Revenues from non-contracted insurance companies are reported based on the amount expected to be collected, which is based on the historical collection experience of each payor or payor group, as appropriate, and anticipated effects of changes in the healthcare industry, if any. The difference between the amount billed and the amount estimated to be collected from non-contracted insurance companies is recorded as a contractual allowance at the same time the revenue is recognized, to arrive at reported net revenue. The Company does not record revenue from individuals for billings until cash is collected; as collectability is not assured at the time services are provided, therefore there are no accounts receivable from self-payors. Gross revenues from individuals have been immaterial to date.

The Company’s estimates of net revenue for non-contracted insurance companies are subject to change based on the contractual status and payment policies of the third-party payors with whom the Company deals. The Company regularly refines its estimates in order to make estimated revenue as accurate as possible based on its most recent collection experience with each third-party payor. The Company regularly reviews its historical collection experience for non-contracted payors and anticipated changes in the healthcare industry and adjusts expected revenues for current and subsequent periods accordingly. During the year ended December 31, 2015, net unfavorable changes in estimates were recorded to revenue related to non-contracted revenues recorded in the prior year of $193,000. During the year ended December 31, 2014, net unfavorable changes in estimates were recorded to revenue related to non-contracted revenues recorded in prior years of $380,000, of which $106,000 and $274,000 related to revenues previously recorded during 2012 and 2013, respectively.

The table below shows the adjustments made to gross revenues to arrive at net revenues, the amount reported in the consolidated statements of operations (in thousands):

	Years Ended December 31,
	2015	2014
Gross revenues	$5,706	$6,484
Less: contractual allowances	(3,168)	(2,164)

Net revenue	$2,538	$4,320

Contractual allowances recorded during the years ended December 31, 2015 and 2014 represented 56% and 33% of gross revenues, respectively. The increase in the contractual allowances is due to changes in the Company’s estimates of net revenue for non-contracted payors based on the contractual status and payment policies of the payors, and anticipated changes in the healthcare industry.

Cost of Sales, Policy [Policy Text Block]

Cost of Revenue

Cost of revenue represents the cost of materials, personnel costs, costs associated with processing specimens including pathological review, quality control analyses, and delivery charges necessary to render an individualized test result, depreciation, amortization and royalty expense. Costs associated with performing tests are recorded as the tests are processed.

Royalties

Royalties

The Company licenses technology for patents for uses of a gene expression profiling (“GEP”) assay called MyPRS ® and its related technology. Under the terms of the license agreement, the Company is required to pay royalties to UAMS. The royalties are calculated as a fixed percentage of the net revenue received from third parties that the Company generates from using this technology. The Company accrues for such royalties when incurred, which is based on when revenue is collected. Such royalties are included in cost of revenue in the accompanying consolidated statements of operations.

Research and Development Expense, Policy [Policy Text Block]

Research and Development

Costs associated with research and development activities are expensed as incurred. Research and development costs primarily include personnel costs, laboratory supplies, reagents, consulting and sponsored research agreements.

Income Tax, Policy [Policy Text Block]

Income Taxes

Prior to the Corporate Conversion, the Company was a limited liability company, which is not a tax paying entity at the corporate level. Each member was instead individually responsible for such member’s share of the Company’s income or loss for income tax reporting purposes. Net operating losses incurred by the Company through the date of the Corporate Conversion have been, or will be, used by the members to offset gains on other interests and are, therefore, not able to be carried forward to the Company.

Effective as of the Corporate Conversion, deferred tax assets and liabilities are recorded for the expected future tax consequences of events that have been included in the consolidated financial statements or income tax returns. Deferred taxes are determined on the basis of the differences between the carrying amount of assets and liabilities for financial statement and income tax purposes, as well as tax credit and net operating loss carryforwards, at enacted rates in effect for the years in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized.

Applicable accounting guidance requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Accounting provisions also require that a change in judgment that results in subsequent recognition, derecognition, or change in a measurement of a tax position taken in a prior annual period (including any related interest and penalties) be recognized as a discrete item in the period in which the change occurs. The Company regularly evaluates the likelihood of recognizing the benefit for income tax positions taken in various federal and state filings by considering all relevant facts, circumstances, and information available.

Any interest and penalties related to unrecognized tax benefits are classified as a component of income tax expense.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

Compensation expense for all stock-based payments made to employees, directors, and consultants are measured and recognized based on estimated fair value. These stock-based awards include stock options and restricted stock units. The Company estimates the fair value of stock options granted using the Black-Scholes-Merton (“BSM”), option-pricing model, which requires the use of estimates such as stock price volatility and expected option lives. The fair value of stock options granted to employees and directors is estimated at the date of grant.

The fair value of restricted stock units issued to employees and directors is based on the market price of the Company’s common stock on the date of grant and, for nonemployees, at the date when performance is complete. For stock-based compensation awards granted to non-employees, the fair value of the awards are remeasured at each reporting date until vested, with changes in the estimated fair value recognized as an adjustment to compensation expense in the period of change. Upon settlement of all or a portion of the award in cash, the recognized fair value of the corresponding amount of awards is reversed from additional paid-in capital and the excess of the cash payment over this amount is recognized as additional stock-based compensation expense.

Stock-based compensation cost is recognized on a straight-line basis over the requisite service period of the award. The Company accounts for forfeitures when they occur and reverses any compensation cost previously recognized for awards for which the requisite service has not been completed in the period that the awards are forfeited.

Due to the Company’s net loss position, no tax benefits for stock-based compensation have been recognized in the statements of cash flows. The Company has not recognized, and does not expect to recognize in the near future, any tax benefit related to stock-based compensation cost as a result of its full valuation allowance on net deferred tax assets, including those related to net operating loss carryforwards.

Stock-Based Compensation

Compensation expense for all stock-based payments made to employees, directors, and consultants are measured and recognized based on estimated fair value, net of an estimated forfeiture rate. These stock-based awards include stock options and restricted stock units. The Company estimates the fair value of stock options granted using the Black-Scholes-Merton (“BSM”), option-pricing model, which requires the use of estimates such as stock price volatility and expected option lives, as well as expected option forfeiture rates. The fair value of stock options granted to employees and directors is estimated at the date of grant.

The fair value of restricted stock units issued to employees and directors is based on the market price of the Company’s common stock on the date of grant and, for nonemployees, at the date when performance is complete. For stock-based compensation awards granted to non-employees, the fair value of the awards are remeasured at each reporting date until vested, with changes in the estimated fair value recognized as an adjustment to compensation expense in the period of change. Upon settlement of all or a portion of the award in cash, the recognized fair value of the corresponding amount of awards is reversed from additional paid-in capital and the excess of the cash payment over this amount is recognized as additional stock-based compensation expense.

Stock-based compensation cost is recognized on a straight-line basis over the requisite service period of the award. Stock-based compensation expense is recognized only for those awards that are ultimately expected to vest. The Company estimates forfeitures at the time of grant and revises the estimate, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs.

Due to the Company’s net loss position, no tax benefits for stock-based compensation have been recognized in the statements of cash flows. The Company has not recognized, and does not expect to recognize in the near future, any tax benefit related to stock-based compensation cost as a result of its full valuation allowance on net deferred tax assets and net operating loss carryforwards.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company’s financial instruments that are measured at fair value on a recurring basis consist principally of cash and cash equivalents, accounts receivable, accounts payable and note payable-related party.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Accounting guidance also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs that are supported by little or no market activities, therefore requiring an entity to develop its own assumptions.

At September 30, 2016 and December 31, 2015, the Company’s cash equivalent instruments consisted of $5.1 million and $10.4 million, respectively, in money market funds that were measured at fair value using the net asset value per share that have not been classified using the fair value hierarchy. The fund invests primarily in short-term U.S. Treasury and government securities.

The carrying amounts of financial instruments such as accounts receivable, accounts payable and note payable-related party approximate their relative fair values due to the short-term maturities and market rates of interest of these instruments.

Fair Value of Financial Instruments

The Company’s financial instruments that are measured at fair value on a recurring basis consist principally of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and note payable-related party.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Accounting guidance also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs that are supported by little or no market activities, therefore requiring an entity to develop its own assumptions.

At December 31, 2015 and 2014, the Company’s cash equivalent instruments consisted of $10.4 million and $0, respectively, in a money market fund which is reported at fair value using Level 1 inputs. The carrying amounts of financial instruments such as restricted cash, accounts receivable, accounts payable and note payable-related party approximate their relative fair values due to the short-term maturities and market rates of interest of these instruments.

At December 31, 2014, the fair value of the Company’s remaining lease liability on its vacated facility, which was paid in full during 2015, was measured using estimated net cash flows, discounted using a nominal risk-free rate, which are considered Level 3 inputs. The present value of the remaining lease liability at December 31, 2014 was $248,000.

Earnings Per Share, Policy [Policy Text Block]

Net Loss Per Share

Basic and diluted net loss per common share for the periods presented is computed by dividing net loss by the weighted-average number of common shares outstanding during the respective periods, without consideration of common stock equivalents. Basic and diluted net loss per common share includes vested, but unissued restricted stock units from the date of vesting.

Common stock equivalents, determined on a weighted-average outstanding basis, that could potentially reduce net income per common share in the future that were not included in the determination of diluted loss per common share as their effects were antidilutive are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Unvested restricted stock units	44,452	24,213	37,725	31,130
Options to purchase common stock	40,788	27,756	40,792	17,104
Warrants to purchase common stock	13,547	13,547	13,547	11,523

Total	98,787	65,516	92,064	59,757

Net Loss Per Share

Basic and diluted net loss per common share for the periods presented is computed by dividing net loss by the weighted-average number of common shares outstanding during the respective periods, without consideration of common stock equivalents. Basic and diluted net loss per common share includes vested, but unissued restricted stock units from the date of vesting.

Common stock equivalents, determined on a weighted-average outstanding basis, that could potentially reduce net income per common share in the future that were not included in the determination of diluted loss per common share as their effects were antidilutive are as follows:

	December 31,
	2015	2014
Unvested restricted stock units	28,739	43,680
Options to purchase common stock	23,681	10,133
Warrants to purchase common stock	12,029	2,833

Total	64,449	56,646

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk, Major Customers and Suppliers

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and cash equivalents. Cash is maintained at two financial institutions and, at times, balances may exceed federally insured limits. The Company has not experienced any losses related to these balances. The Company invests excess cash in money market funds under the custodianship of a major financial institution. This diversification of risk is consistent with the Company’s policy to ensure safety of principal and maintain liquidity.

During the three and nine months ended September 30, 2016, the Company had three major customers, including UAMS. Revenue sourced either from or through UAMS as a percentage of net revenue during the three months ended September 30, 2016 and 2015 accounted for 21% and 35%, respectively, and 22% and 64% during the nine months ended September 30, 2016 and 2015, respectively. Revenue sourced either from or through the other two major customers as a percentage of net revenue during the three months ended September 30, 2016 and 2015 accounted for 29% and 3%, and 9% and 16%, respectively, and 27% and 1%, and 11% and 11% during the nine months ended September 30, 2016 and 2015, respectively.

Accounts receivable from the Company’s three major customers as a percentage of total accounts receivable as of September 30, 2016 and December 31, 2015 were 12% and 19%, respectively. UAMS accounted for 9% and 19% of total accounts receivable as of September 30, 2016 and December 31, 2015, respectively. The Company has minimal accounts receivable from the other two major customers since revenue sourced through them is billed to various third-party payors, depending on a patient’s medical insurance policy.

Inventory used in the Company’s testing process is procured from one supplier. Any supply interruption or an increase in demand beyond such supplier’s capabilities could have an adverse impact on the Company’s business. Management believes it could identify alternative suppliers, if necessary, but it is possible such suppliers may not be identified in a timely manner to avoid an adverse impact on the Company’s business.

Concentration of Credit Risk, Major Customers and Suppliers

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and cash equivalents. Cash is maintained at two financial institutions and, at times, balances may exceed federally insured limits. The Company has not experienced any losses related to these balances. The Company invests excess cash in money market funds under the custodianship of a major financial institution. This diversification of risk is consistent with the Company’s policy to ensure safety of principal and maintain liquidity.

The Company had two major customers, UAMS and H. Lee Moffitt Cancer Center and Research Institute (“Moffitt”). Revenue sourced either from or through UAMS accounted for 54% and 84% of net revenue during the years ended December 31, 2015 and 2014, respectively, and revenue sourced through Moffitt accounted for 10% and 9% of net revenue during the years ended December 31, 2015 and 2014 respectively. Accounts receivable from UAMS at December 31, 2015 and 2014 accounted for 19% and 42%, respectively, of total accounts receivable outstanding. At December 31, 2015 and 2014 the Company had no accounts receivable from Moffitt.

Inventory used in the Company’s testing process is procured from one supplier. Any supply interruption or an increase in demand beyond such supplier’s capabilities could have an adverse impact on the Company’s business. Management believes it could identify alternative suppliers, if necessary, but it is possible such suppliers may not be identified in a timely manner to avoid an adverse impact on the Company’s business.

Reclassification, Policy [Policy Text Block]		Reclassifications Reclassifications of certain operating expenses in the consolidated statement of operations have been made to year ended December 31, 2014 to conform to the 2015 presentation.
New Accounting Pronouncements, Policy [Policy Text Block]

Recently Adopted Accounting Pronouncements

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-09, which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The update is effective for fiscal years and the interim periods within those fiscal years beginning after December 15, 2016, with early adoption permitted. Amendments related to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements and forfeitures are applied using a modified retrospective transition method by means of a cumulative-effect adjustment to equity as of the beginning of the period in which the guidance is adopted. Amendments related to the presentation of employee taxes paid on the statement of cash flows when an employer withholds shares to meet the minimum statutory withholding requirement is applied retrospectively. Amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement are applied prospectively. The Company elected to early adopt this guidance effective January 1, 2016. The impact of adoption of this guidance had no effect on the Company’s financial position, statements of operations or statements of cash flows.

In May 2015, the FASB issued ASU No. 2015-07 that eliminates the requirement to categorize investments within the fair value hierarchy if their fair value is measured using the net asset value per share practical expedient in the FASB’s fair value measurement guidance. The amendments also limit certain disclosures to investments for which the entity has elected to measure at fair value using the net asset value per share practical expedient. The amendments were applied retrospectively by removing from the fair value hierarchy any investments for which fair value is measured using the net asset value per share practical expedient. Adoption of this guidance did not have an impact on the Company’s financial position or results of operations.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, which replaces the existing accounting guidance for leases. This standard requires entities that lease assets to recognize the assets and liabilities for the rights and obligations created by those leases on the balance sheet. The standard is effective for fiscal years and the interim periods within those fiscal years beginning after December 15, 2018. The guidance is required to be applied by the modified retrospective transition approach and early adoption is permitted. The Company is currently assessing the impact that adoption of this guidance will have on its financial statements and footnote disclosures.

In November 2015, the FASB issued ASU 2015-17 that provides guidance on the presentation of deferred income taxes which requires deferred tax assets and liabilities, along with related valuation allowances, to be classified as noncurrent on the balance sheet. As a result, each tax jurisdiction will now only have one net noncurrent deferred tax asset or liability. The new guidance does not change the existing requirement that prohibits offsetting deferred tax liabilities from one jurisdiction against deferred tax assets of another jurisdiction. The new guidance is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early application permitted. The amendments may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company does not expect the adoption of this standard to have a material impact on its financial statements.

In July 2015, the FASB issued ASU 2015-11, which simplifies the measurement of inventories valued under most methods, including the Company’s inventories valued under the FIFO method. Under this new guidance, inventories valued under these methods would be valued at the lower of cost and net realizable value, with net realizable value defined as the estimated selling price less reasonable costs to sell the inventory. The new guidance is effective prospectively for the Company’s quarterly reporting period beginning January 1, 2017, with early adoption permitted. The Company is currently assessing the impact that this standard will have on its financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most current revenue recognition guidance in FASB ASC 605, Revenue Recognition, including industry-specific guidance. This standard is based on the principle that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standard also requires additional disclosure about the nature, amount, timing and uncertainty of assets recognized from costs incurred to fulfill a contract and was originally effective for the Company’s annual reporting period beginning January 1, 2018, including interim periods within that reporting period. In July 2015, the FASB voted to defer the effective date of this ASU by one year, which is effective for the Company’s annual reporting period beginning January 1, 2019, with early adoption permitted beginning with the annual reporting period ending December 31, 2017. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. The Company is currently assessing the impact that this standard will have on its financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern, which provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and the related footnote disclosure. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financials are issued. When management identifies conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern, this standard also outlines disclosures that are required in the company’s footnotes based on whether or not there are any plans intended to mitigate the relevant conditions or events to alleviate the substantial doubt. This standard becomes effective for the Company’s annual reporting period ending December 31, 2016, and for annual and interim periods thereafter. Early application is permitted. The Company does not expect the adoption of this standard to have a material impact on its financial statements.

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, which replaces the existing accounting guidance for leases. This standard requires entities that lease assets to recognize the assets and liabilities for the rights and obligations created by those leases on the balance sheet. The standard is effective for fiscal years and the interim periods within those fiscal years beginning after December 15, 2018. The guidance is required to be applied by the modified retrospective transition approach and early adoption is permitted. The Company is currently assessing the impact that adoption of this guidance will have on its consolidated financial statements and footnote disclosures.

In July 2015, the FASB issued ASU 2015-11, which simplifies the measurement of inventories valued under most methods, including the Company’s inventories valued under the FIFO method. Under this new guidance, inventories valued under these methods would be valued at the lower of cost and net realizable value, with net realizable value defined as the estimated selling price less reasonable costs to sell the inventory. The new guidance is effective prospectively for the Company’s quarterly reporting period beginning January 1, 2017, with early adoption permitted. The Company is currently assessing the impact that this standard will have on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most current revenue recognition guidance in FASB ASC 605, Revenue Recognition, including industry-specific guidance. This standard is based on the principle that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standard also requires additional disclosure about the nature, amount, timing and uncertainty of assets recognized from costs incurred to fulfill a contract and was originally effective for the Company’s annual reporting period beginning January 1, 2018, including interim periods within that reporting period. In July 2015, the FASB voted to defer the effective date of this ASU by one year, which is effective for the Company’s annual reporting period beginning January 1, 2019, with early adoption permitted beginning with the annual reporting period ending December 31, 2017. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. The Company is currently assessing the impact that this standard will have on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements — Going Concern, which provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and the related footnote disclosure. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financials are issued. When management identifies conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern, this standard also outlines disclosures that are required in the company’s footnotes based on whether or not there are any plans intended to mitigate the relevant conditions or events to alleviate the substantial doubt. This standard becomes effective for the Company’s annual reporting period ending December 31, 2016, and for annual and interim periods thereafter. Early application is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Future Accounting Pronouncements

Section 107 of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) provides that an emerging growth company, such as the Company, may take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company may delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. Although, to date, the Company has not taken advantage of this delay, the Company has elected to avail itself of the extended transition period for adopting new or revised accounting standards in the future. As a result of this election, the Company’s consolidated financial statements may not be comparable to companies that comply with public company effective dates.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation and Liquidity

The Company’s unaudited condensed financial statements for the three and nine months ended September 30, 2016 have been prepared on the assumption that it will continue as a going concern, which assumes that the Company will continue to operate for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business.

Since its inception, the Company has devoted substantial effort in developing its products and services and has incurred losses and negative cash flows from operations. Existing cash resources will not be sufficient to meet the Company’s operating plan for the full 12-month period after the date of this filing. Based on available resources, the Company believes it can maintain current operations into the second quarter of 2017. As a result, to continue to fund ongoing operations beyond the second quarter of 2017, the Company would need to (1) raise additional capital through the issuance of equity, debt or other securities, (2) convert existing debt into equity, (3) enter into strategic partnerships, alliances, collaborations or other similar transactions or (4) a combination thereof. The unaudited condensed financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

Due to current market conditions, the Company’s current liquidity position and its depressed stock price, the Company believes it may be difficult to obtain additional equity or debt financing on acceptable terms, if at all, thus raising substantial doubt about the Company’s ability to continue as a going concern. If it is unable to raise additional capital or successfully complete a strategic partnership, alliance, collaboration or other similar transaction, the Company will need to delay or reduce expenses or limit or curtail operations, any of which would have a material adverse effect on its business. Further, if the Company is unable to raise additional capital or successfully complete a strategic partnership, alliance, collaboration or other similar transaction on a timely basis and on terms that are acceptable, the Company would also be required to sell or license its assets, sell the Company or otherwise liquidate all or a portion of its assets and/or cease its operations altogether.

The accompanying unaudited financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual audited financial statements prepared in accordance with generally accepted accounting principles have been omitted. The accompanying unaudited financial statements include all known adjustments necessary for a fair presentation of the results of interim periods as required by accounting principles generally accepted in the United States. These adjustments consist primarily of normal recurring accruals and estimates that impact the carrying value of assets and liabilities. Actual results may materially differ from these estimates. Operating results for the three and nine months ended September 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016. The financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2015, which are included in the Company’s Annual Report on Form 10-K filed with the SEC on March 21, 2016.

Reverse Stock Split

Reverse Stock Split

Effective November 4, 2016, the Company completed a one-for-15 reverse stock split (“Reverse Split”) of shares of its common stock. Share and per share amounts in the accompanying condensed financial statements and notes to the financial statements reflect the Reverse Split.